Fair Value: Fair Value Assets measured on a Recurring Basis (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Fair Value Assets measured on a Recurring Basis

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents[1]	$ 3,681	$ -	$ -	$ 3,681
Debt securities:
U.S. government and agencies	-	9,987	-	9,987
Mortgage-backed securities:
Residential mortgage-backed	-	3,207	-	3,207
Total debt securities	-	13,194	-	13,194

Derivatives embedded in assets on deposit	-	-	45,503	45,503

Total assets	$ 3,681	$ 13,194	$ 45,503	$ 62,378

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivatives embedded in annuity contracts	$ -	$ -	$ 45,503	$ 45,503

Total liabilities	$ -	$ -	$ 45,503	$ 45,503

[1]Excludes cash of $1,921 that is not subject to fair value accounting.

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2013.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents[1]	$ 10,336	$ -	$ -	$ 10,336
Debt securities:
U.S. government and agencies	2,556	-	-	2,556
Mortgage-backed securities:
Residential mortgage-backed	-	4,000	-	4,000
Total debt securities	2,556	4,000	-	6,556

Derivatives embedded in assets on deposit	-	-	8,652	8,652

Total assets	$ 12,892	$ 4,000	$ 8,652	$ 25,544

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivatives embedded in annuity contracts	$ -	$ -	$ 8,652	$ 8,652

Total liabilities	$ -	$ -	$ 8,652	$ 8,652